Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
Prepayments to suppliers	$1,145,460	$1,168,922
Deposits	76,786	72,716
Tax prepayment	59,188	72,886
Other receivables	5,295	4,928
Subtotal	1,286,729	1,319,452
Allowance for doubtful accounts	(78,623)	(73,196)
Total prepaid expenses and other current assets	$1,208,106	$1,246,256

Schedule of Movement of the Allowance for Doubtful Accounts

The movement of the allowance for doubtful accounts is as follows:

	For the six months Ended June 30,	For the years ended December 31,
	2025	2024
Balance as of the beginning of the period / year	$(73,196)	$-
Provision for doubtful accounts	-	(74,833)
Exchange difference	(5,427)	1,637
Balance as of the end of the period / year	$(78,623)	$(73,196)